ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2015
Accounts Payable And Accrued Liabilities Tables
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	2015	2014	2013

Accounts Payable	$417,866	$404,986	$252,749
Professional services (legal, audit, financial)	16,500	15,000	14,000
Other	135,363	70,447	69,152
	$569,729	$490,433	$355,901